FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CREDIT RISK (Details)	12 Months Ended
Dec. 31, 2020 customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of single customer accounted for greater than ten percent of total accounts receivable	0
Basis period of trade accounts receivables expected loss rates	36 months
Basis period of other receivables expected loss rates	12 months
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of total accounts receivable	10.00%